Other Liabilities - Schedule Of Other Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Liabilities [Abstract]
Financial guarantee liability	$ 268	$ 407
Deferred share units liability	3,917	2,302
Total	$ 4,185	$ 2,709